Stock Plans - Weighted Average for Key Assumptions Used in Determining Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Expected Volatility, Minimum	70.60%	68.20%	67.10%
Expected Volatility, Maximum	70.60%	68.20%	68.10%
Weighted-average expected volatility	70.60%	68.20%	67.10%
Expected dividends
Expected term (in years), Minimum	5 years 2 months 12 days	5 years 1 month 6 days	4 years 10 months 24 days
Expected term (in years), Maximum	5 years 2 months 12 days	5 years 1 month 6 days	5 years 1 month 6 days
Risk-free rate, Minimum	0.90%	2.10%	1.30%
Risk-free rate, Maximum	0.90%	2.10%	2.60%